SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of common stock to possible redemption (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds from IPO		$ 276,000,000
Proceeds allocated to Public Warrants		(11,408,000)
Class A common stock issuance costs		(14,975,165)
Waiver of Class A Share Issuance Costs	$ 3,604,829
Accretion of carrying value to redemption value	1,117,557	26,383,165
Class A common stock subject to possible redemption	$ 278,487,272	$ 276,000,000